SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE N — SUBSEQUENT EVENTS

On April 12, 2024, the Company issued a convertible promissory note to J.V.B. Financial Group, LLC, acting through its Cohen & Company Capital Markets division (“CCM”) in the principal amount of $1,900,000 (the “Cohen Convertible Note”), to settle outstanding invoices totaling $1,900,000 related to investment banking services rendered to the Company in connection with the Business Combination. Beginning on October 14, 2024, interest will accrue at the fixed rate of 8% per annum on the outstanding principal amount until the Cohen Convertible Note is paid in full. Interest is payable monthly in cash or in-kind at the election of the Company. The Company may prepay the Cohen Convertible Note in whole or in part at any time or from time to time without penalty or premium. The Company may be required to prepay all or a portion of the Cohen Convertible Note upon the consummation of certain capital raising activities as described therein. The maturity date of the Cohen Convertible Note is March 14, 2025.

Beginning on December 14, 2024 (the “First Conversion Date”), the Cohen Convertible Note is convertible into shares of Common Stock of the Company equal to: (i) up to 40% of the outstanding principal balance plus accrued interest due under the Cohen Convertible Note divided by (ii) a price per share (the “Conversion Purchase Price”) equal to 92.75% of the arithmetic average of the Daily VWAP (as defined therein) for the five VWAP Trading Days (as defined therein) ending on the VWAP Trading Day immediately preceding the applicable Conversion Date (as defined below); provided, that, if the Conversion Purchase Price is less than $1.20 per share (the “Floor Price”) on the Conversion Date, CCM may not convert any portion of the Cohen Convertible Note on such Conversion Date at a price less than the Floor Price. Additionally, on the 14th day of each successive month commencing with January 14, 2025 (each such day, an “Additional Conversion Date” and together with the First Conversion Date, the “Conversion Dates”), CCM may convert a portion of Cohen Convertible Note to a number of shares equal to (i) up to 20% of the outstanding principal balance of the Cohen Convertible Note plus accrued interest due under the Cohen Convertible Note divided by (ii) the Conversion Purchase Price (subject to the Floor Price). A maximum of 1,583,334 shares of Common Stock may be issued upon conversion of the Cohen Convertible Note.

NOTE P – SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet date through March 19, 2024, the date at which the consolidated financial statements were available to be issued, and there are no other items requiring disclosure except for the following.

Stock Options

During January and February of 2024, the Company granted options to acquire 40,515 shares of common stock of the Company at an exercise price of $8.11 which were fully vested upon grant.

Merger with DHC Acquisition Corp

On March 14, 2024 (the “Closing Date”), DHC Acquisition Corp (“DHC”) a Cayman Islands exempted company, consummated the previously announced business combination pursuant to that certain Business Combination Agreement and Plan of Reorganization, dated as of September 7, 2023 (the “Business Combination Agreement”), by and among DHC, BEN Merger Subsidiary Corp., a Delaware corporation (“Merger Sub”), DHC Sponsor, LLC, a Delaware limited liability company, and the Company.

Pursuant to the terms of the Business Combination Agreement, a business combination between DHC and the Company was effected through the merger of Merger Sub with and into the Company, with the Company as the surviving company in the business combination, and after giving effect to such merger, continuing as a wholly owned subsidiary of DHC (the “Merger” and, together with the other transactions contemplated by the Business Combination Agreement, the “Business Combination”).

Each share of the Company’s common stock issued and outstanding immediately prior to the closing of the Business Combination was converted into the right to receive 0.2701 (the “Exchange Ratio”) shares of DHC common stock. At the closing of the Business Combination, DHC issued 25,641,321 shares of common stock to the former holders of the Company’s common stock.

In addition, pursuant to the Business Combination Agreement, options and warrants to purchase the Company’s common stock that were issued and outstanding immediately prior to the closing were assumed and adjusted pursuant to the Exchange Ratio and in accordance with the terms of their agreements into options and warrants to purchase common stock of DHC.

The Business Combination is expected to be accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, the Company will be deemed to be the accounting acquirer for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination will be treated as the equivalent of a capital transaction in which the Company is issuing stock for the net assets of DHC. The net assets of DHC would be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the closing of the Business Combination would be those of the Company.

Following the Business Combination, the shareholders of the Company held 76.0% of the combined company, and the shareholders of DHC, sponsors and advisors held 24.0% of the combined company.

AFG Companies, Inc.

Prior to or concurrently with the execution and delivery of the Business Combination Agreement, (i) the Company and AFG Companies, Inc., a Texas automotive finance and insurance company (“AFG”) entered into the Reseller Agreement providing for, among other things, AFG to act as the Company’s exclusive reseller of certain products of the Company on terms and conditions set forth therein and, as partial consideration to AFG for such services to the Company, the Company shall issue a number of shares of its common stock to AFG as of immediately prior to the consummation of the Business Combination with an aggregate value of $17,500,000 as of the issuance date, and (ii) the Company and AFG and certain of its affiliates (“AFG Investors”) have entered into the Subscription Agreement providing for, among other things, the purchase of shares of the Company’s common stock in a private placement by the AFG Investors as of immediately prior to the time at which the Business Combination becomes effective (“Effective Time”) in exchange for $5,500,000 in cash contributed to the Company, in each case, subject to and contingent upon the consummation of the Business Combination. Additionally, at the Effective Time, the Company will issue to AFG a non-transferable warrant to purchase up to 3,750,000 shares of the combined company’s common stock at a price of $10.00 per share, with AFG’s right to exercise such warrant vesting based upon revenues earned from the sales of the Company’s products paid by AFG to the Company pursuant to the Reseller Agreement.

Concurrently with the execution and delivery of the Business Combination Agreement, the Company received $5,500,000 from AFG pursuant to the Subscription Agreement and the Company issued an aggregate of 2,300,000 shares of the Company’s common stock to AFG pursuant to the Subscription Agreement and Reseller Agreement.